Subsequent events (Details) - USD ($) $ in Millions	Mar. 16, 2020	Dec. 27, 2019	Oct. 17, 2014	Mar. 24, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent events
Borrowings					$ 13,056	$ 15,466
PT Vale Indonesia
Subsequent events
Divestment of shares to Indonesian participants ( as a percentage )			20.00%
Henan Longyu Energy Resources Co., Ltd.
Subsequent events
Percentage of total outstanding common shares disposed		25.00%
Coronavirus outbreak | Revolving credit facilities
Subsequent events
Borrowings				$ 5,000
Coronavirus outbreak | Voisey's Bay mine
Subsequent events
Period of ramping down of operations	28 days